Condensed Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 49,935,000	$ 15,078,000	$ 2,007,000
Cost of revenue:
Cost of revenue	62,972,000	32,880,000	8,122,000
Gross profit	(13,037,000)	(17,802,000)	(6,115,000)
Operating expenses:
Research and development	28,850,000	23,327,000	22,916,000
Sales and marketing	45,068,000	20,259,000	11,279,000
General and administrative	30,512,000	8,919,000	6,253,000
Total operating expenses	104,430,000	52,505,000	40,448,000
Loss from operations	(117,467,000)	(70,307,000)	(46,563,000)
Interest income and other income, net	526,000	2,485,000	1,709,000
Interest expense	(2,891,000)	(4,257,000)	(4,639,000)
Change in fair value of redeemable convertible preferred stock warrant liability	(93,000)	3,800,000	(262,000)
Loss on extinguishment of term loan	(1,567,000)
Loss before provision for income taxes	(121,492,000)	(68,279,000)	(49,755,000)
Provision for income taxes	0	20,000	25,000
Net loss	(121,492,000)	(68,299,000)	(49,780,000)
Adjustment to redemption value on redeemable convertible preferred stock	(362,000)	(134,760,000)	(23,300,000)
Gain on extinguishment of redeemable convertible preferred stock		117,598,000
Deemed dividend on settlement of accrued dividend	42,530,000
Net loss attributable to common stockholders, basic and diluted	$ (79,324,000)	$ (85,461,000)	$ (73,080,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (4.85)	$ (99.58)	$ (100.75)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	16,358	858	725
Product Revenue
Revenue:
Revenue	$ 39,612,000	$ 13,750,000	$ 1,749,000
Service Revenue
Cost of revenue:
Cost of revenue	57,035,000	27,164,000	7,806,000
Service and Other Revenue
Revenue:
Revenue	10,323,000	1,328,000	258,000
Cost of revenue:
Cost of revenue	$ 5,937,000	$ 5,716,000	$ 316,000